--------------------------------------------------------------------------------

TAX EXEMPT PROCEEDS FUND, INC.
STATEMENT OF NET ASSETS
JUNE 30, 2002

================================================================================

                                                                                                                     Ratings (a)
                                                                                                                ------------------
    Face                                                                        Maturity            Value                 Standard
   Amount                                                                         Date     Yield   (Note 1)     Moody's   & Poor's
   ------                                                                         ----     -----    ------      --------  --------
Put Bonds (b) (4.11%)
------------------------------------------------------------------------------------------------------------------------------------
$ 2,000,000    Intermountain Power Agency (Utah Power Supply) - Series F
               Insured by AMBAC Indemnity Corp.                                  09/15/02   1.50% $ 2,000,000     VMIG-1     A1+
  1,500,000    Maine State Housing Authority - Series D-1                        07/31/02   2.70    1,500,000     VMIG-1     A1+
  4,800,000    Vermont Educational & Health Building Finance
               Agency (Middlebury College)                                       11/01/02   2.04    4,800,000                A1+
-----------                                                                                       -----------
  8,300,000    Total Put Bonds                                                                      8,300,000
-----------                                                                                       -----------
Tax Exempt Commercial Paper (13.73%)
------------------------------------------------------------------------------------------------------------------------------------
$ 1,700,000    Delaware County, PA IDA PCRB (Philadelphia Electric Co.)
               LOC Bank One                                                      08/08/02   1.45% $ 1,700,000      P1        A1+
  4,000,000    Harris County, TX - Series C                                      07/02/02   1.20    4,000,000      P1        A1+
  4,000,000    Maryland HEFA (John Hopkins University) - Series A                07/02/02   1.20    4,000,000      P1        A1+
  3,000,000    Nebraska Public Power - Series A                                  07/02/02   1.30    3,000,000      P1        A1
  5,000,000    San Antonio, TX (Water System) - Series 2001                      07/03/02   1.30    5,000,000      P1        A1+
  3,000,000    San Antonio, TX (Water System) - Series A                         07/25/02   1.35    3,000,000      P1        A1+
  5,000,000    Shelby County, TN Extendable Municipal Notes 2001 - Series A      07/02/02   1.35    5,000,000      P1        A1+
  2,000,000    York County, PA IDA PCRB (Philadelphia Electric Co.)
               LOC Bank One                                                      08/08/02   1.45    2,000,000      P1        A1+
-----------                                                                                       -----------
 27,700,000    Total Tax Exempt Commercial Paper                                                   27,700,000
-----------                                                                                       -----------
Tax Exempt General Obligation Notes & Bonds (17.60%)
------------------------------------------------------------------------------------------------------------------------------------
$ 1,055,000    Blackstone - Milville, MA Regional School District BAN            07/15/02   2.80% $ 1,055,171     MIG-1
  3,000,000    County of Allegheny, PA TRAN - Series 2002B                       12/20/02   2.15    3,015,282     MIG-1
  2,000,000    Indiana Bond Bank Advanced Funding Notes - Series 2002            01/22/03   1.65    2,006,641     MIG-1      SP1+
  3,845,000    Michigan Municipal Bond Authority Revenue Notes - Series 2002A    08/21/02   1.30    3,850,044                SP1+
  2,000,000    Puerto Rico PFC P-Floats (PA 843)
               Insured by FSA                                                    01/09/03   1.80    2,000,000                A1+
  4,000,000    Regents of University of Colorado (Master Lean Purchase Agreement)
               LOC Bayerische Landesbank, A.G.                                   07/01/02   2.65    4,000,000     VMIG-1     A1+
  5,000,000    Richardson Independent School District
               (Unlimited Tax School Building Bond)                              04/01/03   2.18    5,002,214     MIG-1      A1+
  5,000,000    State of Texas TRAN                                               08/29/02   1.50    5,017,823     MIG-1      SP1+
  5,000,000    University of Akron, OH BAN - Series A (d)                        06/26/03   1.70    5,038,769
  2,500,000    University of Cincinnati, OH General Receipts BAN - Series AP     12/19/02   1.85    2,504,592     MIG-1      SP1+
  2,000,000    University of Cincinnati, OH General Receipts BAN - Series 2002C  03/19/03   1.55    2,007,776     MIG-1      SP1+
-----------                                                                                       -----------
 35,400,000    Total Tax Exempt General Obligation Notes & Bonds                                   35,498,312
-----------                                                                                       -----------




--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

TAX EXEMPT PROCEEDS FUND, INC.
STATEMENT OF NET ASSETS (CONTINUED)
JUNE 30, 2002

================================================================================

                                                                                                                      Ratings (a)
                                                                                                                  ------------------
    Face                                                                              Maturity          Value               Standard
   Amount                                                                               Date    Yield  (Note 1)    Moody's  & Poor's
   ------                                                                               ----    -----   ------    --------  --------
Variable Rate Demand Instruments (c) (63.700%)
------------------------------------------------------------------------------------------------------------------------------------
$ 1,300,000    Angelina & Neches River, TX Industrial Development Corporation
               Solid Waste RB
               LOC Wells Fargo Bank, N.A.                                             05/01/14  1.90%  $ 1,300,000    P1
  1,100,000    Angelina & Neches River, TX Industrial Development Corporation
               Solid Waste RB
               LOC Bank of America                                                    05/01/14  1.90     1,100,000    P1
    805,000    Bloomington, IL Normal Airport Authority - Series 1995A                01/01/13  1.35       805,000   VMIG-1
  2,800,000    Chicago, IL O'hare International Airport (American Airlines) - Series A
               LOC Bayerische Hypovereinsbank, A.G.                                   12/01/17  1.85     2,800,000    P1
  3,650,000    City & County of Denver, CO Refunding MHRB
               (Cottonwood Creek Project)
               LOC General Electric Capital Corporation                               04/15/14  1.40     3,650,000              A1+
  2,500,000    City of Detroit, MI Sewage Disposal                                    10/03/02  2.12     2,500,000   VMIG-1     A1+
  2,000,000    Columbia, AL IDRB PCRB
               (Alabama Power Company Project) - Series A                             11/01/21  1.85     2,000,000   VMIG-1     A1+
  3,000,000    Columbia, AL IDRB PCRB
               (Alabama Power Company Project) - Series C                             10/01/22  2.00     3,000,000   VMIG-1     A1
  9,400,000    Connecticut Special Tax Second Lien (Transportation Infrastructure)
               LOC Commerzbank, A.G.                                                  12/01/10  1.30     9,400,000    P1        A1+
  4,000,000    Conneticut State HEFA RB (Bradley Health Care Issue)
               LOC Fleet Bank                                                         07/01/29  1.15     4,000,000   VMIG-1
  5,000,000    Cuyahoga County, OH (Cleveland Health Education Museum Project)
               LOC Key Bank, N.A.                                                     03/01/32  1.25     5,000,000   VMIG-1
    600,000    Dekalb County, GA Development Authority IDRB (Pet Inc. Project)
               LOC Credit Suisse First Boston                                         02/01/04  1.35       600,000    P1
  6,450,000    Dekalb County, GA Housing Authority
               LOC Bank of Montreal                                                   12/01/07  1.30     6,450,000              A1+
  6,000,000    District of Columbia (George Washington University) - Series C
               Insured by MBIA Insurance Corp.                                        09/15/29  1.15     6,000,000   VMIG-1     A1+
  2,100,000    Emmaus, PA General Authority Local Government
               (Pool Project) - Series 1989 F-15
               GIC Goldman Sachs Group L.P.                                           03/01/24  1.30     2,100,000              A1
 10,000,000    Emmaus, PA General Authority Local Government
               (Pool Project) - Series C16
               GIC Goldman Sachs Group L.P.                                           03/01/24  1.30    10,000,000              A1+




--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------



================================================================================

                                                                                                                     Ratings (a)
                                                                                                                ------------------
    Face                                                                        Maturity            Value                 Standard
   Amount                                                                         Date     Yield   (Note 1)     Moody's   & Poor's
   ------                                                                         ----     -----    ------      --------  --------
Variable Rate Demand Instruments (c) (Continued)
------------------------------------------------------------------------------------------------------------------------------------
$  900,000    Farmington Hills, MI Hospital Finance Authority
              (Bostford General Hospital) - Series B
              Insured by MBIA Insurance Corp.                                   02/15/16   1.90%  $  900,000      VMIG-1    A1
 2,500,000    Florida Gulf Coast (University Foundation) COPS - Series 2000
              LOC First Union National Bank                                     08/01/30   1.30    2,500,000      VMIG-1
 4,000,000    Fulton County, GA Housing Authority MHRB
              (Greenhouse Holcomb Project)
              Collateralized by Federal National Mortgage Association           04/01/30   1.20    4,000,000                A1+
   515,000    Greystone RB Certificate
              (Variable Senior Certificates of Beneficial Ownership)
              LOC Credit Suisse First Boston                                    05/01/28   1.42      515,000      VMIG-1    A1+
 3,200,000    Harris County, TX IDRB (Baytank Houston Inc. Project)
              LOC Rabobank Nederland                                            02/01/20   1.25    3,200,000                A1+
 1,580,000    Houston County, GA Development Authority
              (Middle Georgia Community Action) (d)
              LOC Columbus Bank & Trust Company                                 01/01/31   1.38    1,580,000
 3,600,000    Illinois Development Finance Authority RB
              (Glenwood School For Boys)
              LOC Harris Trust & Savings Bank                                   02/01/33   1.25    3,600,000                A1+
 3,300,000    Illinois Educational Facilities Authority
              (Chicago Children's Museum) - Series 1994
              LOC National Bank of Detroit                                      02/01/28   1.30    3,300,000      VMIG-1    A1+
 3,000,000    Illinois Educational Facilities Authority RB
              (Illinois Institute of Technology)
              LOC Harris Trust & Savings Bank                                   12/01/30   1.20    3,000,000      VMIG-1    A1+
 2,140,000    Illinois HEFA RB (Rush-Presbyterian St. Luke's)
              LOC Northern Trust Bank                                           11/15/06   1.25    2,140,000      VMIG-1    A1+
 2,200,000    Indiana HEFA (Rehabilitation Hospital of Indiana)
              LOC National Bank of Detroit                                      11/01/20   1.30    2,200,000      VMIG-1
   690,000    Lancaster, PA Higher Education Authority RB
              (Franklin & Marshall College)
              LOC Chase Manhattan Bank, N.A.                                    04/15/27   1.33      690,000      VMIG-1    A1
 6,680,000    Lisle, Il MHRB
              Collateralized by Federal National Mortgage Association           09/15/26   1.20    6,680,000                A1+
 3,000,000    Michigan Higher Education Facility Authority RB
              (Hope College Project) - Series 2002A
              LOC Fifth Third Bank                                              04/01/32   1.25    3,000,000                A1+



--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

TAX EXEMPT PROCEEDS FUND, INC.
STATEMENT OF NET ASSETS (CONTINUED)
JUNE 30, 2002

================================================================================

                                                                                                                        Ratings (a)
                                                                                                                   -----------------
    Face                                                                              Maturity          Value               Standard
   Amount                                                                               Date    Yield  (Note 1)    Moody's  & Poor's
   ------                                                                               ----    -----   ------     -------- --------
Variable Rate Demand Instruments (c) (Continued)
------------------------------------------------------------------------------------------------------------------------------------
$   3,000,000   Michigan State Strategic Fund (Detroit Symphony) - Series B
                LOC ABN AMRO Bank N.A.                                                06/01/31  1.85%  $  3,000,000            A1+
    2,460,000   Missouri HEFA (Washington University)                                 09/01/10  1.25      2,460,000  VMIG-1    A1+
    2,000,000   Monroe County, GA Development Authority PCRB
                (Georgia Power Co. - Scherer) - 2nd Series                            09/01/24  2.00      2,000,000  VMIG-1
      700,000   Monroe County, GA Development Authority PCRB
                (Georgia Power Co. - Scherer) - 1st Series                            07/01/25  1.85        700,000   P1       A1
    4,420,000   Montgomery County, MD Housing Opportunities Commission MHRB
                (Oakwood-Gainesburg)
                Guaranteed by Federal Home Loan Mortgage Corporation                  11/01/07  1.25      4,420,000            A1+
      500,000   North Carolina Medical Care Commission HRB
                (Pooled Financing Equipment)
                LOC Bank of America                                                   10/01/20  1.80        500,000  VMIG-1
    2,000,000   Palm Beach County, FL RB (Jewish Community Campus Corp.)
                Insured by AMBAC Indemnity Corp.                                      03/01/27  1.25      2,000,000            A1+
    1,000,000   Philadelphia, PA Water & Waste RB
                Insured by AMBAC Indemnity Corp.                                      08/01/27  1.25      1,000,000  VMIG-1    A1+
    3,100,000   Pinal County, AZ IDA Pollution (Magma Company Project)
                LOC BNP Paribas                                                       12/01/11  1.25      3,100,000  VMIG-1    A1
    1,000,000   Pitkin County, CO IDRB (Aspen Skiing Co. Project) - Series A
                LOC First National Bank of Chicago                                    04/01/16  1.85      1,000,000            A1+
    4,800,000   Private Hospital Authority of Dekalb, GA (Egleston Childrens Hospital)
                LOC Suntrust Bank                                                     03/01/24  1.25      4,800,000  VMIG-1    A1+
      700,000   Reading, PA (York County General Authority)
                Insured by AMBAC Indemnity Corp.                                      09/01/26  1.25        700,000            A1+
    3,800,000   Town of Hurley, NM PCRB (Kennecott Santa Fe - British Petroleum)      12/01/15  1.85      3,800,000   P1       A1+
    1,000,000   Uinta, WY PCRB (Chevron USA Project)                                  08/15/20  1.75      1,000,000   P1
 ------------                                                                                           -----------
  128,490,000   Total Variable Rate Demand Instruments                                                  128,490,000
 -------------                                                                                          -----------
                Total Investments (99.14%) (Cost $199,988,312+)                                         199,988,312
                Cash and Other Assets, Net of Liabilities (0.86%) (Note 4)                                1,736,306
                                                                                                        -----------
                Net Assets (100.00%), 201,745,228 Shares Outstanding (Note 3)                          $201,724,618
                                                                                                        ===========
                Net Asset Value, Offering and Redemption Price Per Share                               $       1.00
                                                                                                        ===========


                +    Aggregate cost for Federal income tax purposes is identical.




--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------




===============================================================================






FOOTNOTES:

(a) Unless the variable rate demand instruments are assigned their own ratings, the ratings are those of the holding company of the bank whose letter of credit guarantees the issue or the insurance company who insures the issue. All letters of credit and insurance are irrevocable and direct pay covering both principal and interest. Certain issuers have either a line of credit, a liquidity facility, a standby purchase agreement or some other financing mechanism to ensure the remarketing of the securities. This is not a guarantee and does not serve to insure or collateralize the issue. Ratings have not been audited by Sanville & Company.

(b)  Maturity date indicated is the next put date.

(c) Securities payable on demand at par including accrued interest (usually with seven days notice) and where indicated are unconditionally secured as to principal and interest by a bank letter of credit. The interest rates are adjustable and are based on bank prime rates or other interest rate adjustment indices. The rate shown is the rate in effect at the date of this statement.

(d) Securities that are not rated have been determined by the Fund's Board of Directors to be of comparable quality to those rated securities in which the Fund invests.


KEY:

     BAN     =   Bond Anticipation Note                        IDRB    =   Industrial Development Revenue Bond

     COPS    =   Certificates of Participation                 LOC     =   Letter of Credit

     FSA     =   Financial Security Assurance                  MHRB    =   Multi-Family Housing Revenue Bond

     GIC     =   Guaranteed Investment Contract                PCRB    =   Pollution Control Revenue Bond

     HEFA    =   Health and Education Facilities Authority     PFC     =   Public Finance Corporation

     HRB     =   Hospital Revenue Bond                         RB      =   Revenue Bond

     IDA     =   Industrial Development Authority              TRAN    =   Tax and Revenue Anticipation Note





--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

TAX EXEMPT PROCEEDS FUND, INC.
STATEMENT OF OPERATIONS
YEAR ENDED JUNE 30, 2002

================================================================================



INVESTMENT INCOME
Interest income.............................................................................  $   4,068,600

Expenses (Note 2)...........................................................................  (     867,784)
                                                                                              -------------

Net investment income.......................................................................      3,200,816


REALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investments.....................................................            -0-
                                                                                              -------------

Net increase in net assets from operations..................................................  $   3,200,816
                                                                                              =============























--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

TAX EXEMPT PROCEEDS FUND, INC.
STATEMENTS OF CHANGES IN NET ASSETS
YEARS ENDED JUNE 30, 2002 AND 2001

================================================================================


                                                                              Year                    Year
                                                                             Ended                   Ended
                                                                         June 30, 2002           June 30, 2001
                                                                         -------------           -------------
INCREASE (DECREASE) IN NET ASSETS
Operations:
    Net investment income............................................  $     3,200,816         $     7,408,959
    Net realized gain (loss) on investments..........................              -0-                     -0-
                                                                       ---------------         ---------------
    Net increase in net assets from operations.......................        3,200,816               7,408,959
Dividends to shareholders from net investment income.................  (     3,200,816)        (     7,408,959)
Net increase (decrease) from capital share transactions (Note 3)       (     5,816,119)        (       629,801)
                                                                       ---------------         ---------------
        Total increase (decrease) in net assets......................  (     5,816,119)        (       629,801)
Net assets:
    Beginning of year................................................      207,540,737             208,170,538
                                                                       ---------------         ---------------
    End of year......................................................  $   201,724,618         $   207,540,737
                                                                       ===============         ===============























--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

TAX EXEMPT PROCEEDS FUND, INC.
NOTES TO FINANCIAL STATEMENTS

================================================================================

1.   Summary of Accounting Policies

Tax Exempt Proceeds Fund, Inc. is a no-load, diversified, open-end management investment company registered under the Investment Company Act of 1940. This Fund is a short term, tax exempt money market fund. The Fund's financial statements are prepared in conformity with accounting principles generally accepted in the United States of America for investment companies as follows:


     a) Valuation of Securities -

     Investments are valued at amortized cost. Under this valuation method, a portfolio instrument is valued at cost and any discount or premium is amortized on a constant basis to the maturity of the instrument. The maturity of variable rate demand instruments is deemed to be the longer of the period required before the Fund is entitled to receive payment of the principal amount through demand or the period remaining until the next interest rate adjustment.

     b) Federal Income Taxes -

     It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its tax exempt and taxable income, if any, to its shareholders. Therefore, no provision for federal income tax is required.

     c) Dividends and Distributions -

     Dividends from investment income (excluding capital gains and losses, if any, and amortization of market discount) are declared daily and paid monthly. Distributions of net capital gains, if any, realized on sales of investments are made after the close of the Fund's fiscal year, as declared by the Fund's Board of Directors.

     d) Use of Estimates -

     The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that effect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

     e) General -

     Securities transactions are recorded on a trade date basis. Interest income
     is  accrued  as  earned.   Realized   gains  and  losses  from   securities
     transactions are recorded on the identified cost basis.

2. Investment Management Fees and Other Transactions with Affiliates

Under the Investment Management Contract, the Fund pays an investment management fee to Reich & Tang Asset Management, LLC (the "Manager") at the annual rate of ..40 of 1% per annum of the Fund's average daily net assets up to $250 million; ..35 of 1% per annum of the average daily net assets between $250 million and $500 million; and .30 of 1% per annum of the average daily net assets over $500 million. The Management Contract also provides that the Manager will bear the cost of all other expenses of the Fund. Therefore, the fee payable under the Management Contract will be the only expense of the Fund.

Pursuant to a Distribution Plan adopted under Securities and Exchange Commission Rule 12b-1, the Fund and the Manager have entered into a Distribution Agreement. The Fund's Board of Directors has adopted the plan in case certain expenses of the Fund are deemed to constitute indirect payments by the Fund for distribution expenses.



--------------------------------------------------------------------------------

--------------------------------------------------------------------------------




================================================================================

3. Capital Stock

At June 30, 2002, 20,000,000,000 shares of $.001 par value stock were authorized and paid in capital amounted to $201,744,894. Transactions in capital stock, all at $1.00 per share, were as follows:


                                                     Year                                 Year
                                                    Ended                                Ended
                                                 June 30, 2002                        June 30, 2001
                                                 -------------                        -------------

Sold......................................         702,034,867                          407,206,363
Issued on reinvestment of dividends.......             711,567                            1,602,394
Redeemed..................................      (  708,562,553)                      (  409,438,558)
                                                 -------------                        -------------
Net increase (decrease)...................      (    5,816,119)                      (      629,801)
                                                 =============                        =============

4. Liabilities

At June 30, 2002, the Fund had the following liabilities:

Accrued management fee....................      $        6,491

Dividends payable.........................             126,364
                                                --------------
   Total liabilities......................      $      132,855
                                                ==============

5. Sales of Securities

Accumulated undistributed realized losses at June 30, 2002 amounted to $18,650. This amount represents tax basis capital losses which may be carried forward to offset future gains. Such losses expire through June 30, 2008.

6. Financial Highlights

                                                                                Year Ended
                                                                                 June 30,
                                                 -----------------------------------------------------------------------
                                                   2002            2001           2000           1999            1998
                                                 ---------       ---------      ---------      ---------       ---------
Per Share Operating Performance:
(for a share outstanding throughout the year)
Net asset value, beginning of year..........     $   1.00        $   1.00       $   1.00       $   1.00        $   1.00
                                                 ---------       ---------      ---------      ---------       ---------
Income from investment operations:
   Net investment income....................         0.015           0.034          0.033          0.029           0.033
Less distributions:
   Dividends from net investment income          (   0.015)      (   0.034)     (   0.033)     (   0.029)      (   0.033)
                                                  --------        --------       --------       --------        --------
Net asset value, end of year................     $   1.00        $   1.00       $   1.00       $   1.00        $   1.00
                                                 =========       =========      =========      =========       =========
Total Return................................         1.48%           3.50%          3.30%          2.92%           3.31%
Ratios/Supplemental Data
Net assets, end of year (000)...............     $ 201,725       $ 207,541      $ 208,171      $ 189,536       $ 192,016
Ratios to average net assets:
   Expenses.................................         0.40%           0.40%          0.40%          0.40%           0.40%
   Net investment income....................         1.48%           3.45%          3.29%          2.89%           3.26%



--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

TAX EXEMPT PROCEEDS FUND, INC.
REPORT OF INDEPENDENT ACCOUNTANTS

================================================================================



To the Board of Directors and Shareholders of Tax Exempt Proceeds Fund, Inc.




We have audited the accompanying statement of net assets of Tax Exempt Proceeds Fund, Inc. (the "Fund") as of June 30, 2002 and the related statements of operations and of changes in net assets and the financial highlights for the year then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit. The statement of changes in net assets for the year ended June 30, 2001 and the financial highlights for each of the four years in the period then ended, were audites by other auditors whose report, dated July 27, 2001 expressed an unqualified opinion on this information.


We conducted our audit in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 2002, by correspondence with the Fund's custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.


In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Tax Exempt Proceeds Fund, Inc. as of June 30, 2002, the results of its operations , changes in its net assets, and its financial highlights for the year then ended in conformity with accounting principles generally accepted in the United States of America.




Sanville & Company
Abington, Pennsylvania
July 25, 2002

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
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TAX EXEMPT PROCEEDS FUND, INC.
ADDITIONAL INFORMATION
(UNAUDITED)

================================================================================

                                           Directors and Officers Information
                                                     June 30, 2002+


---------------------- --------------- -------------- --------------------------- --------------------- --------------------

                       Position(s)         Term of           Principal                  Number of           Other
   Name, Address*,      Held with          Office          Occupation(s)            Portfolios in Fund   Directorships
       and Age            Fund         and Length of       During Past                  Complex             held by
                                        Time Served          5 Years                  Overseen by          Director
                                                                                   Director or Officer
---------------------- --------------- -------------- --------------------------- --------------------- --------------------
Disinterested Directors:
---------------------- --------------- -------------- --------------------------- --------------------- --------------------
Cathy Boone,           Director            2000       Assistant Treasurer, State      One portfolio          N/A
Age 58                                                of Connecticut, Office of
                                                      the Treasurer since 2000,
                                                      Deputy Assistant Treasurer,
                                                      State of Connecticut,
                                                      Office of the Treasurer
                                                      from March 1995 to 2000.
---------------------- --------------  -------------  --------------------------- --------------------- --------------------
Marian Chertow,PhD.,   Director            1989       Director, Industrial            One portfolio          N/A
 Age 47                                               Environmental Management
                                                      Program, School of
                                                      Forestry and Environmental
                                                      Studies at Yale University
                                                      since July 1991.
---------------------- --------------  -------------  --------------------------- --------------------- --------------------
Glenn Klocko,          Director            1990       Comptroller, City of            One portfolio          N/A
Age 46                                                Bristol, Connecticut since
                                                      May 1998; Director of
                                                      Finance, Town of Avon,
                                                      Connecticut from 1988 to
                                                      1998.
---------------------- --------------  -------------  --------------------------- --------------------- --------------------
John Richmond,         Director            1989       Was Deputy Treasurer - Debt     One portfolio          N/A
Age 78                                                Management for the State
                                                      of Connecticut from March
                                                      1975 until his retirement
                                                      in June 1987.
---------------------- --------------  -------------  --------------------------- ---------------------  --------------------
Howard Rifkin,         Director            2000       Deputy Treasurer, State of      One portfolio          N/A
Age 51                                                Connecticut, Office of the
                                                      Treasurer since January
                                                      1999, Deputy Secretary of
                                                      the State, State of
                                                      Connecticut, from January
                                                      1997 to January 1999 and
                                                      Associate Professor and
                                                      Director, Institute of
                                                      Public Service, University
                                                      of Connecticut from 1991
                                                      to 1997.
---------------------- --------------  -------------  --------------------------- --------------------- --------------

* The address for each of the above directors/officers of the Fund is Reich & Tang Asset Management, LLC, 600 Fifth Avenue, New York, NY 10020.

+ The Statement of Additional Information includes additional information about Tax Exempt Proceeds Fund, Inc. (the "Fund") directors and is available, without charge, upon request by calling the Fund's transfer agent at (212) 830-5200.









--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

TAX EXEMPT PROCEEDS FUND, INC.
ADDITIONAL INFORMATION (CONTINUED)
(UNAUDITED)

================================================================================

                                       Directors and Officers Information
                                           June 30, 2002+ (continued)


--------------------- --------------- ---------------- -------------------------- -------------------- -----------------

                       Position(s)     Term of Office    Principal Occupation(s)        Number of           Other
  Name, Address*,       Held with      and Length of          During Past         Portfolios in Fund   Directorships
      and Age              Fund         Time Served             5 Years                 Complex           held by
                                                                                      Overseen by         Director
                                                                                  Director or Officer
--------------------- --------------- ---------------- -------------------------- -------------------- -----------------
Interested Directors/Officers:
--------------------- --------------- ---------------- -------------------------- -------------------- -----------------
Steven W. Duff,        President and        1994       Manager and President of   Director/Trustee           N/A
Age 48                 CEO**                           Reich & Tang Asset         and/or Officer of
                                                       Management, LLC ("RTAM,    seventeen other
                                                       LLC"), a registered        portfolios
                                                       Investment Advisor.
                                                       Associated with RTAM, LLC
                                                       since 1994.
---------------------- --------------- --------------- -------------------------- -------------------- -----------------
Richard De Sanctis,    Treasurer and        1994       Executive Vice President,  Officer of seventeen       N/A
Age 45                 Assistant                       CFO and Treasurer of       other portfolios
                       Secretary                       RTAM, LLC.  Associated
                                                       with RTAM, LLC since 1990
---------------------- --------------- --------------- -------------------------- -------------------- -----------------
Molly Flewharty,       Vice President       1990       Senior Vice President of   Officer of seventeen       N/A
Age 51                                                 RTAM, LLC.  Associated     other portfolios
                                                       with RTAM, LLC since 1977
---------------------- --------------- --------------- -------------------------- -------------------- -----------------
Rosanne Holtzer,       Secretary and        1999       Senior Vice President of   Officer of seventeen       N/A
Age 37                 Assistant                       RTAM, LLC.  Associated     other portfolios
                       Treasurer                       with RTAM, LLC since 1986
---------------------- --------------- --------------- -------------------------- -------------------- -----------------
Dana E. Messina,       Vice President       1989       Executive Vice President   Officer of fourteen        N/A
Age 45                                                 of RTAM, LLC.  Associated  other portfolios
                                                       with RTAM, LLC since 1980
---------------------- --------------- --------------- -------------------------- -------------------- -----------------
Irene Ward,            Vice President       1999       Senior Vice President of   Officer of one             N/A
Age 55                                                 RTAM, LLC.  Associated     portfolio
                                                       with RTAM, LLC since 1986
---------------------- --------------- --------------- -------------------------- -------------------- -----------------

* The address for each of the above directors/officers of the Fund is Reich & Tang Asset Management, LLC, 600 Fifth Avenue, New York, NY 10020.

** Steven W. Duff is deemed an interested person of the Fund due to his affiliation with RTAM, LLC, the Fund's investment advisor.

+ The Statement of Additional Information includes additional information about Tax Exempt Proceeds Fund, Inc. (the "Fund") directors and is available, without charge, upon request by calling the Fund's transfer agent at (212) 830-5200.





--------------------------------------------------------------------------------

--------------------------------------------------------------------------------














-------------------------------------------------------
This report is submitted  for the general  information
of the  shareholders of the Fund. It is not authorized
for distribution to prospective  investors in the Fund
unless   preceded  or   accompanied  by  an  effective
prospectus,  which includes information  regarding the
Fund's  objectives  and  policies,  experience  of its
management,   marketability   of  shares,   and  other
information.
-------------------------------------------------------


Tax Exempt Proceeds Fund, Inc.
     600 Fifth Avenue
     New York, New York 10020

Manager
     Reich & Tang Asset Management, LLC
     600 Fifth Avenue
     New York, New York 10020

Custodian
     The Bank of New York
     100 Church Street, 10th Floor
     New York, New York 10286

Transfer Agent &
   Dividend Disbursing Agent
     Reich & Tang Services, Inc.
     600 Fifth Avenue
     New York, New York 10020




TEP6/02A





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

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TAX EXEMPT
PROCEEDS
FUND, INC.















                                  Annual Report
                                  June 30, 2002












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